Note 7 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 40,364		$ 32,900
Customer acquisition costs	53,877	$ 43,152	31,852
Green certificates	44,268		42,230
Gas delivered in excess of consumption	3,462		2,715
	$ 141,971		$ 109,697